Securities Financing Including Redeemable Preferred Stocks- Summary of Redeemable Preferred Stock (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) shares
Stockholders Equity [Line Items]
Accumulated dividends	$ 2,287
Series E Redeemable Preferred Stock [Member]
Stockholders Equity [Line Items]
Issuance of redeemable preferred stock, net of discount and issuance costs of $10.6 million	$ 174,299
Issuance of redeemable preferred stock, net of discount and issuance costs of $ 10.6 million | shares	210,000
Accretion relating to liquidation preference on preferred stock	$ 467
Accretion for discount and issuance costs on preferred stock	219
Accumulated dividends	2,287
Ending balance	$ 177,272
Ending balance, shares | shares	210,000
Series F Redeemable Preferred Stock [Member]
Stockholders Equity [Line Items]
Issuance of redeemable preferred stock, net of discount and issuance costs of $ 10.6 million | shares	1
Ending balance, shares | shares	1